Other current assets	12 Months Ended
Dec. 31, 2025
Other current assets [Abstract]
Other current assets
9. Other current assets

	Year ended December 31,
	2025	2024
	$’000	$’000
Prepaid expenses	3,973	3,169
VAT receivable	137	150
Other receivables	1,158	1,582
	5,268	4,901

At December 31, 2025, other receivables primarily represents research and development tax receivable.